Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
Supplement [Text Block]	cik0000830744_SupplementTextBlock

Supplement dated January 11, 2012 to the MTB Group of Funds Prospectus dated August 31, 2011

On May 16, 2011, M&T Bank Corporation ("M&T"), the parent company of Wilmington Trust Investment Advisors, Inc. ("WTIA", formerly MTB Investment Advisors, Inc.), the investment advisor to the MTB Group of Funds (the "MTB Trust") and each of its series (the "MTB Funds"), and MTB One, Inc., a wholly-owned subsidiary of M&T, acquired Wilmington Trust Corporation ("Wilmington Trust"). Wilmington Trust was the parent company of Rodney Square Management Corporation ("RSMC") and Wilmington Trust Investment Management, LLC ("WTIM"), the investment advisor and sub-advisor of the funds within the WT Mutual Fund (the "WT Trust").

As described more fully below, in connection with M&T's acquisition of Wilmington Trust, the following changes are expected to take place with the approval of the Board of Trustees of the MTB Trust (the "Board"): (i) the MTB Funds' acquisition of the series of the WT Trust ("WT Funds"), subject to approval of the shareholders of the WT Funds ("External Reorganization"); (ii) reorganization of certain MTB Funds ("Internal Reorganization," and collectively with External Reorganization, the "Reorganizations"); (iii) the renaming of the MTB Funds; (iv) the appointment of RSMC as the investment advisor to the MTB Funds; (v) the share class conversions of the MTB money market funds; (vi) a new Transfer Agency Agreement for the MTB Trust; (vii) the reduction of the contractual maximum investment advisory fee for certain MTB Funds; (viii) the revision of the MTB Funds' sales load structure; and (ix) certain changes to the MTB International Equity Fund.

3.	All MTB Funds – Renaming of the MTB Funds

On or about the date of the Reorganizations, the MTB Trust name will change from MTB Group of Funds to Wilmington Funds and all of the MTB Funds will be renamed as follows:

Current Fund Name/Series	New Fund Name/Series
MTB Money Market Fund	Wilmington Prime Money Market Fund
MTB Tax-Free Money Market Fund	Wilmington Tax-Exempt Money Market Fund
MTB U.S. Government Money Market Fund	Wilmington U.S. Government Money Market Fund
MTB U.S. Treasury Money Market Fund	Wilmington U.S. Treasury Money Market Fund
MTB Income Fund	Wilmington Broad Market Bond Fund
MTB Intermediate-Term Bond Fund	Wilmington Intermediate-Term Bond Fund
MTB Maryland Municipal Bond Fund	Wilmington Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund	Wilmington New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund	Wilmington Pennsylvania Municipal Bond Fund
MTB Short Duration Government Bond Fund	Wilmington Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund	Wilmington Short-Term Corporate Bond Fund
MTB Virginia Municipal Bond Fund	Wilmington Virginia Municipal Bond Fund
MTB Strategic Allocation Fund	Wilmington Strategic Allocation Moderate Fund
MTB International Equity Fund	Wilmington Multi-Manager International Fund
MTB Large Cap Growth Fund	Wilmington Large Cap Growth Fund
MTB Large Cap Value Fund	Wilmington Large Cap Value Fund
MTB Mid Cap Growth Fund	Wilmington Mid Cap Growth Fund
MTB Small Cap Growth Fund	Wilmington Small Cap Growth Fund

While the MTB Funds' names will change, the MTB Funds' investment goals and strategies will remain the same, except as otherwise disclosed to shareholders. The MTB Trust's website address will change to www.wilmingtonfunds.com.

Accordingly, as of the Reorganizations, all references in the Prospectus to the MTB Group of Funds are hereby deleted and replaced with references to Wilmington Funds and all references to the current Fund names are hereby deleted and replaced with the new Fund names listed above.

6.	Share Class Conversions for MTB Money Market Funds

Effective on or about January 20, 2012, share classes of the MTB Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB U.S. Government Money Market Fund and MTB U.S. Treasury Money Market Fund (the "Money Market Funds"), will be converted into new share classes, as identified below and all applicable share class references in the prospectus will be changed accordingly:

MTB Money Market Fund
Converted Share Classes	New Share Classes
Class A2 Shares and Class S Shares	Service Class Shares
Class I Shares and Class A Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB New York Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares

MTB Pennsylvania Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB U.S. Government Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB U.S. Treasury Money Market Fund
Converted Share Classes	New Share Classes
Class S Shares	Service Class Shares
Class I Shares and Class A Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

The minimum initial investment amount for Service Class Shares will be $0, for Select Class Shares, $100,000, and for Administrative Class Shares, $1,000. The minimum subsequent investment amount for all classes will be $25. No sales charges, deferred sales charges, redemption fees or exchange fees are charged in connection with the new classes.

Shareholders of the Money Market Funds will not incur any transaction costs in connection with the conversions, and it is expected that the conversions will be tax-free for federal income tax purposes, so that shareholders will not have a taxable gain or loss on the conversion of their shares.

Class I2 Shares of each of the Money Market Funds will be converted into Administrative Class Shares, as shown above. Administrative Class Shares will include a new 25 basis point shareholder services fee, which will be used to compensate financial intermediaries (which may include WTIA, the Funds' distributor, or their affiliates), for services that may be properly charged to the Administrative Class Shares outside of any Rule 12b-1 distribution plan. Due to the existence of voluntary waivers and expense reimbursements, WTIA anticipates that those Money Market Funds will be charged the shareholder services fee no sooner than the date of the Reorganizations.

Accordingly, effective on or about January 20, 2012, the Annual Fund Operating Expenses and Example Tables for each of the Money Market Funds identified above will be replaced as follows:

(a)	MTB Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.35%	0.35%	0.35%

Total Annual Fund Operating Expenses	1.00%	0.75%	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$102	$318	$552	$1,224
Select Class	$77	$240	$417	$930
Administrative Class	$102	$318	$552	$1,224

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Select Class (formerly Class A) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund's goal. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A2 and Class S Shares will be combined and redesignated Service Class Shares, Class I Shares and Class A Shares will be combined and redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A2 Shares, Class A Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Select Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.71%	1.14%	0.50%	0.68%	2.43%	4.37%	4.70%	2.12%	0.06%	0.01%

Best Quarter 1.33% 3/31/2001 Worst Quarter 0.00% 6/30/2009

The Fund's Select Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares
Return Before Taxes	0.01%	2.23%	1.96%
Service Class Shares
Return Before Taxes	0.01%	2.34%	1.90%	*
Administrative Class Shares
Return Before Taxes	0.04%	2.34%	2.12%	*
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.08%	2.56%	2.33%

*	Service Class Shares commenced operations on September 4, 2001, Administrative Class Shares commenced operations on August 18, 2003.

(b)	MTB Pennsylvania Tax-Free Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.76%	0.76%	0.76%

Total Annual Fund Operating Expenses	1.41%	1.16%	1.41%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$144	$447	$772	$1,691
Select Class	$118	$368	$637	$1,408
Administrative Class	$144	$447	$772	$1,691

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class A) Shares and by showing how the Fund's average annual returns for 1 and 5 years and the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares, Class I Shares will be redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A Shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Service Class Shares

Performance Over 7 Years

2004	2005	2006	2007	2008	2009	2010
0.48%	1.62%	2.61%	2.89%	1.50%	0.06%	0.01%

Best Quarter 0.74% 6/30/2007 Worst Quarter 0.00% 3/31/2010

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Service Class Shares
Return Before Taxes	0.01%	1.41%	1.25	%*
Select Class Shares
Return Before Taxes	0.02%	1.55%	1.34	%*
Administrative Class Shares
Return Before Taxes	0.02%	1.50%	1.30	%*
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.36	%(1)
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.43	%(1)

*	Service Class Shares commenced operations on August 25, 2003, Select Class Shares commenced operations on May 1, 2001 and Administrative Class Shares commenced operations on May 11, 2001.
(1)	iMoneyNet Average performance is as of the nearest month-end following inception date.

(c)	MTB New York Tax-Free Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares and Select Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.46%	0.46%

Total Annual Fund Operating Expenses	0.86%	0.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class and Select Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$88	$274	$476	$1,060
Select Class	$88	$274	$476	$1,060

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares and Class I Shares will be redesignated Select Class Shares. Performance for Service Class and Select Class Shares prior to redesignation is based on the previous performance of Class A Shares and Class I Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes.

Annual Total Returns – Service Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.27%	0.98%	0.54%	0.59%	1.69%	2.67%	2.91%	1.51%	0.10%	0.01%

Best Quarter 0.75% 6/30/2007 Worst Quarter 0.00% 3/31/2010

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Service Class Shares
Return Before Taxes	0.01%	1.43%	1.32%
Select Class Shares
Return Before Taxes	0.02%	1.60%	1.43%	*
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.38%
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.51%	(1)

*	Select Class Shares commenced operations on August 18, 2003.
(1)	iMoneyNet Average performance is as of the nearest month-end following inception date.

(d)	MTB Tax-Free Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.43%	0.43%	0.43%

Total Annual Fund Operating Expenses	1.08%	0.83%	1.08%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$110	$343	$595	$1,317
Select Class	$85	$265	$461	$1,025
Administrative Class	$110	$343	$595	$1,317

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares, Class I Shares will be redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A Shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Service Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.23%	0.88%	0.46%	0.58%	1.66%	2.60%	2.88%	1.51%	0.07%	0.01%

Best Quarter 0.74% 9/30/2007 Worst Quarter 0.00% 6/30/2009

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Service Class Shares
Return Before Taxes	0.01%	1.41%	1.28%
Select Class Shares
Return Before Taxes	0.03%	1.69%	1.55%
Administrative Class Shares
Return Before Taxes	0.03%	1.58%	1.46%
iMoneyNet, Inc. Tax-Free Retail Average (reflects no deduction for taxes)	0.03%	1.55%	1.40%
iMoneyNet, Inc. Tax-Free Institutional Average (reflects no deduction for taxes)	0.05%	1.69%	1.55%

(e)	MTB U.S. Government Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.33%	0.33%	0.33%

Total Annual Fund Operating Expenses	0.98%	0.73%	0.98%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$100	$312	$542	$1,203
Select Class	$75	$234	$407	$908
Administrative Class	$100	$312	$542	$1,203

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Government Retail Average and the iMoneyNet, Inc. Government Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares, Class I Shares will be redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A Shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Service Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.57%	1.27%	0.55%	0.72%	2.46%	4.22%	4.52%	2.08%	0.06%	0.01%

Best Quarter 1.28% 3/31/2001 Worst Quarter 0.00% 6/30/2009

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Service Class Shares
Return Before Taxes	0.01%	2.16%	1.93%
Select Class Shares
Return Before Taxes	0.01%	2.33%	2.15%
Administrative Class Shares
Return Before Taxes	0.01%	2.26%	2.08%
iMoneyNet, Inc. Government Retail Average (reflects no deduction for taxes)	0.02%	2.02%	1.86%
iMoneyNet, Inc. Government Institutional Average (reflects no deduction for taxes)	0.02%	2.21%	2.06%

(f)	MTB U.S. Treasury Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.34%	0.34%	0.34%

Total Annual Fund Operating Expenses	0.99%	0.74%	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$101	$315	$547	$1,213
Select Class	$76	$237	$412	$919
Administrative Class	$101	$315	$547	$1,213

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class S) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Treasury Retail Average and the iMoneyNet, Inc. Treasury Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class S Shares will be redesignated Service Class Shares, Class I Shares and Class A Shares will be combined and redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class S Shares, Class A Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Service Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.36%	0.88%	0.29%	0.48%	2.28%	3.93%	3.93%	1.02%	0.02%	0.01%

Best Quarter 1.20% 3/31/2001 Worst Quarter 0.00% 3/31/2010

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Service Class Shares
Return Before Taxes	0.01%	1.77%	1.61%
Select Shares
Return Before Taxes	0.01%	1.89%	1.76%
Administrative Class Shares
Return Before Taxes	0.01%	1.95%	1.77%	*
iMoneyNet, Inc. Treasury Retail Average (reflects no deduction for taxes)	0.01%	1.86%	1.81%
iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)	0.02%	2.13%	2.00%

*	Administrative Class Shares commenced operations on August 18, 2003.

Please keep this Supplement for future reference.

MTB Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000830744_SupplementTextBlock

Supplement dated January 11, 2012 to the MTB Group of Funds Prospectus dated August 31, 2011

On May 16, 2011, M&T Bank Corporation ("M&T"), the parent company of Wilmington Trust Investment Advisors, Inc. ("WTIA", formerly MTB Investment Advisors, Inc.), the investment advisor to the MTB Group of Funds (the "MTB Trust") and each of its series (the "MTB Funds"), and MTB One, Inc., a wholly-owned subsidiary of M&T, acquired Wilmington Trust Corporation ("Wilmington Trust"). Wilmington Trust was the parent company of Rodney Square Management Corporation ("RSMC") and Wilmington Trust Investment Management, LLC ("WTIM"), the investment advisor and sub-advisor of the funds within the WT Mutual Fund (the "WT Trust").

As described more fully below, in connection with M&T's acquisition of Wilmington Trust, the following changes are expected to take place with the approval of the Board of Trustees of the MTB Trust (the "Board"): (i) the MTB Funds' acquisition of the series of the WT Trust ("WT Funds"), subject to approval of the shareholders of the WT Funds ("External Reorganization"); (ii) reorganization of certain MTB Funds ("Internal Reorganization," and collectively with External Reorganization, the "Reorganizations"); (iii) the renaming of the MTB Funds; (iv) the appointment of RSMC as the investment advisor to the MTB Funds; (v) the share class conversions of the MTB money market funds; (vi) a new Transfer Agency Agreement for the MTB Trust; (vii) the reduction of the contractual maximum investment advisory fee for certain MTB Funds; (viii) the revision of the MTB Funds' sales load structure; and (ix) certain changes to the MTB International Equity Fund.

3.	All MTB Funds – Renaming of the MTB Funds

On or about the date of the Reorganizations, the MTB Trust name will change from MTB Group of Funds to Wilmington Funds and all of the MTB Funds will be renamed as follows:

Current Fund Name/Series	New Fund Name/Series
MTB Money Market Fund	Wilmington Prime Money Market Fund
MTB Tax-Free Money Market Fund	Wilmington Tax-Exempt Money Market Fund
MTB U.S. Government Money Market Fund	Wilmington U.S. Government Money Market Fund
MTB U.S. Treasury Money Market Fund	Wilmington U.S. Treasury Money Market Fund
MTB Income Fund	Wilmington Broad Market Bond Fund
MTB Intermediate-Term Bond Fund	Wilmington Intermediate-Term Bond Fund
MTB Maryland Municipal Bond Fund	Wilmington Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund	Wilmington New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund	Wilmington Pennsylvania Municipal Bond Fund
MTB Short Duration Government Bond Fund	Wilmington Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund	Wilmington Short-Term Corporate Bond Fund
MTB Virginia Municipal Bond Fund	Wilmington Virginia Municipal Bond Fund
MTB Strategic Allocation Fund	Wilmington Strategic Allocation Moderate Fund
MTB International Equity Fund	Wilmington Multi-Manager International Fund
MTB Large Cap Growth Fund	Wilmington Large Cap Growth Fund
MTB Large Cap Value Fund	Wilmington Large Cap Value Fund
MTB Mid Cap Growth Fund	Wilmington Mid Cap Growth Fund
MTB Small Cap Growth Fund	Wilmington Small Cap Growth Fund

While the MTB Funds' names will change, the MTB Funds' investment goals and strategies will remain the same, except as otherwise disclosed to shareholders. The MTB Trust's website address will change to www.wilmingtonfunds.com.

Accordingly, as of the Reorganizations, all references in the Prospectus to the MTB Group of Funds are hereby deleted and replaced with references to Wilmington Funds and all references to the current Fund names are hereby deleted and replaced with the new Fund names listed above.

6.	Share Class Conversions for MTB Money Market Funds

Effective on or about January 20, 2012, share classes of the MTB Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB U.S. Government Money Market Fund and MTB U.S. Treasury Money Market Fund (the "Money Market Funds"), will be converted into new share classes, as identified below and all applicable share class references in the prospectus will be changed accordingly:

MTB Money Market Fund
Converted Share Classes	New Share Classes
Class A2 Shares and Class S Shares	Service Class Shares
Class I Shares and Class A Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB New York Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares

MTB Pennsylvania Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB U.S. Government Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB U.S. Treasury Money Market Fund
Converted Share Classes	New Share Classes
Class S Shares	Service Class Shares
Class I Shares and Class A Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

The minimum initial investment amount for Service Class Shares will be $0, for Select Class Shares, $100,000, and for Administrative Class Shares, $1,000. The minimum subsequent investment amount for all classes will be $25. No sales charges, deferred sales charges, redemption fees or exchange fees are charged in connection with the new classes.

Shareholders of the Money Market Funds will not incur any transaction costs in connection with the conversions, and it is expected that the conversions will be tax-free for federal income tax purposes, so that shareholders will not have a taxable gain or loss on the conversion of their shares.

Class I2 Shares of each of the Money Market Funds will be converted into Administrative Class Shares, as shown above. Administrative Class Shares will include a new 25 basis point shareholder services fee, which will be used to compensate financial intermediaries (which may include WTIA, the Funds' distributor, or their affiliates), for services that may be properly charged to the Administrative Class Shares outside of any Rule 12b-1 distribution plan. Due to the existence of voluntary waivers and expense reimbursements, WTIA anticipates that those Money Market Funds will be charged the shareholder services fee no sooner than the date of the Reorganizations.

Accordingly, effective on or about January 20, 2012, the Annual Fund Operating Expenses and Example Tables for each of the Money Market Funds identified above will be replaced as follows:

(a)	MTB Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.35%	0.35%	0.35%

Total Annual Fund Operating Expenses	1.00%	0.75%	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$102	$318	$552	$1,224
Select Class	$77	$240	$417	$930
Administrative Class	$102	$318	$552	$1,224

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Select Class (formerly Class A) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund's goal. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A2 and Class S Shares will be combined and redesignated Service Class Shares, Class I Shares and Class A Shares will be combined and redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A2 Shares, Class A Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Select Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.71%	1.14%	0.50%	0.68%	2.43%	4.37%	4.70%	2.12%	0.06%	0.01%

Best Quarter 1.33% 3/31/2001 Worst Quarter 0.00% 6/30/2009

The Fund's Select Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares
Return Before Taxes	0.01%	2.23%	1.96%
Service Class Shares
Return Before Taxes	0.01%	2.34%	1.90%	*
Administrative Class Shares
Return Before Taxes	0.04%	2.34%	2.12%	*
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.08%	2.56%	2.33%

*	Service Class Shares commenced operations on September 4, 2001, Administrative Class Shares commenced operations on August 18, 2003.

(b)	MTB Pennsylvania Tax-Free Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.76%	0.76%	0.76%

Total Annual Fund Operating Expenses	1.41%	1.16%	1.41%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$144	$447	$772	$1,691
Select Class	$118	$368	$637	$1,408
Administrative Class	$144	$447	$772	$1,691

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class A) Shares and by showing how the Fund's average annual returns for 1 and 5 years and the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares, Class I Shares will be redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A Shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Service Class Shares

Performance Over 7 Years

2004	2005	2006	2007	2008	2009	2010
0.48%	1.62%	2.61%	2.89%	1.50%	0.06%	0.01%

Best Quarter 0.74% 6/30/2007 Worst Quarter 0.00% 3/31/2010

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Service Class Shares
Return Before Taxes	0.01%	1.41%	1.25	%*
Select Class Shares
Return Before Taxes	0.02%	1.55%	1.34	%*
Administrative Class Shares
Return Before Taxes	0.02%	1.50%	1.30	%*
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.36	%(1)
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.43	%(1)

*	Service Class Shares commenced operations on August 25, 2003, Select Class Shares commenced operations on May 1, 2001 and Administrative Class Shares commenced operations on May 11, 2001.
(1)	iMoneyNet Average performance is as of the nearest month-end following inception date.

(c)	MTB New York Tax-Free Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares and Select Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.46%	0.46%

Total Annual Fund Operating Expenses	0.86%	0.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class and Select Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$88	$274	$476	$1,060
Select Class	$88	$274	$476	$1,060

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares and Class I Shares will be redesignated Select Class Shares. Performance for Service Class and Select Class Shares prior to redesignation is based on the previous performance of Class A Shares and Class I Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes.

Annual Total Returns – Service Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.27%	0.98%	0.54%	0.59%	1.69%	2.67%	2.91%	1.51%	0.10%	0.01%

Best Quarter 0.75% 6/30/2007 Worst Quarter 0.00% 3/31/2010

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Service Class Shares
Return Before Taxes	0.01%	1.43%	1.32%
Select Class Shares
Return Before Taxes	0.02%	1.60%	1.43%	*
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.38%
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.51%	(1)

*	Select Class Shares commenced operations on August 18, 2003.
(1)	iMoneyNet Average performance is as of the nearest month-end following inception date.

(d)	MTB Tax-Free Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.43%	0.43%	0.43%

Total Annual Fund Operating Expenses	1.08%	0.83%	1.08%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$110	$343	$595	$1,317
Select Class	$85	$265	$461	$1,025
Administrative Class	$110	$343	$595	$1,317

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares, Class I Shares will be redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A Shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Service Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
2.23%	0.88%	0.46%	0.58%	1.66%	2.60%	2.88%	1.51%	0.07%	0.01%

Best Quarter 0.74% 9/30/2007 Worst Quarter 0.00% 6/30/2009

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Service Class Shares
Return Before Taxes	0.01%	1.41%	1.28%
Select Class Shares
Return Before Taxes	0.03%	1.69%	1.55%
Administrative Class Shares
Return Before Taxes	0.03%	1.58%	1.46%
iMoneyNet, Inc. Tax-Free Retail Average (reflects no deduction for taxes)	0.03%	1.55%	1.40%
iMoneyNet, Inc. Tax-Free Institutional Average (reflects no deduction for taxes)	0.05%	1.69%	1.55%

(e)	MTB U.S. Government Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.33%	0.33%	0.33%

Total Annual Fund Operating Expenses	0.98%	0.73%	0.98%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$100	$312	$542	$1,203
Select Class	$75	$234	$407	$908
Administrative Class	$100	$312	$542	$1,203

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Government Retail Average and the iMoneyNet, Inc. Government Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares, Class I Shares will be redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A Shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Service Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.57%	1.27%	0.55%	0.72%	2.46%	4.22%	4.52%	2.08%	0.06%	0.01%

Best Quarter 1.28% 3/31/2001 Worst Quarter 0.00% 6/30/2009

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Service Class Shares
Return Before Taxes	0.01%	2.16%	1.93%
Select Class Shares
Return Before Taxes	0.01%	2.33%	2.15%
Administrative Class Shares
Return Before Taxes	0.01%	2.26%	2.08%
iMoneyNet, Inc. Government Retail Average (reflects no deduction for taxes)	0.02%	2.02%	1.86%
iMoneyNet, Inc. Government Institutional Average (reflects no deduction for taxes)	0.02%	2.21%	2.06%

(f)	MTB U.S. Treasury Money Market Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.34%	0.34%	0.34%

Total Annual Fund Operating Expenses	0.99%	0.74%	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$101	$315	$547	$1,213
Select Class	$76	$237	$412	$919
Administrative Class	$101	$315	$547	$1,213

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Service Class (formerly Class S) Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Treasury Retail Average and the iMoneyNet, Inc. Treasury Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class S Shares will be redesignated Service Class Shares, Class I Shares and Class A Shares will be combined and redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class S Shares, Class A Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund's average daily net assets.

Annual Total Returns – Service Class Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
3.36%	0.88%	0.29%	0.48%	2.28%	3.93%	3.93%	1.02%	0.02%	0.01%

Best Quarter 1.20% 3/31/2001 Worst Quarter 0.00% 3/31/2010

The Fund's Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Service Class Shares
Return Before Taxes	0.01%	1.77%	1.61%
Select Shares
Return Before Taxes	0.01%	1.89%	1.76%
Administrative Class Shares
Return Before Taxes	0.01%	1.95%	1.77%	*
iMoneyNet, Inc. Treasury Retail Average (reflects no deduction for taxes)	0.01%	1.86%	1.81%
iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)	0.02%	2.13%	2.00%

*	Administrative Class Shares commenced operations on August 18, 2003.

Please keep this Supplement for future reference.